Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment	12 Months Ended
Mar. 31, 2021
Buildings [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	20 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives, description	The shorter of the lease term and useful life
Minimum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Office equipment and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	4 years
Minimum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Electronic equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Office equipment and furniture [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Motor vehicles [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives of property and equipment [Line Items]
Estimated useful lives	5 years